Recent Accounting Pronouncements (Narrative) (Details) $ in Millions	Dec. 31, 2015 USD ($)
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Unamortized Debt Issuance Expense	$ 20.6